Stock-based compensation (Tables)	12 Months Ended
Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of stock-based compensation expenses included in general and administrative expenses
Stock-based compensation expenses included in general and administrative expenses are as follows:

Year ended December 31,	2017	2016
Share option plan (note 21(b))	$326	$587
Liability classified restricted share unit plan (note 21(c(i)))	—	52
Equity classified restricted share unit plan (note 21(c(ii)))	1,293	1,384
Equity performance restricted share unit plan (note 21(d))	1,306	820
Liability classified deferred stock unit plan (note 21(e))	1,070	3,187
	$3,995	$6,030

Schedule of stock options activity

	Number of options	Weighted average exercise price $ per share
Outstanding at December 31, 2015	1,448,000	5.33
Exercised(i)	(102,040)	2.77
Forfeited	(169,880)	5.31
Outstanding at December 31, 2016	1,176,080	5.56
Exercised(i)	(176,800)	3.26
Forfeited	(85,740)	12.36
Outstanding at December 31, 2017	913,540	5.36

(i)	All stock options exercised resulted in new common shares being issued (note 17(a)).

Summary of information about stock options outstanding
The following table summarizes information about stock options outstanding at December 31, 2017:

	Options outstanding			Options exercisable
Exercise price	Number	Weighted average remaining life	Weighted average exercise price	Number	Weighted average remaining life	Weighted average exercise price
$2.75	187,420	4.3 years	$2.75	187,420	4.3 years	$2.75
$2.79	300,000	4.5 years	$2.79	300,000	4.5 years	$2.79
$3.69	25,800	0.9 years	$3.69	25,800	0.9 years	$3.69
$5.91	132,000	6.0 years	$5.91	105,600	6.0 years	$5.91
$6.56	70,780	3.9 years	$6.56	70,780	3.9 years	$6.56
$8.28	10,000	1.5 years	$8.28	10,000	1.5 years	$8.28
$8.58	30,000	2.7 years	$8.58	30,000	2.7 years	$8.58
$9.33	55,780	2.1 years	$9.33	55,780	2.1 years	$9.33
$10.13	51,760	3.0 years	$10.13	51,760	3.0 years	$10.13
$16.46	50,000	0.3 years	$16.46	50,000	0.3 years	$16.46
	913,540	4.0 years	$5.36	887,140	3.9 years	$5.35

Schedule of performance restricted share units

	Number of units	Weighted average exercise price $ per share
Outstanding at December 31, 2015	423,592	4.86
Granted	343,706	4.97
Forfeited	(27,998)	4.52
Outstanding at December 31, 2016	739,300	4.84
Granted	248,824	5.98
Vested	(69,949)	8.57
Forfeited	(21,542)	4.05
Outstanding at December 31, 2017	896,633	4.81

Schedule of assumptions used in estimate of fair value
The Company estimated the fair value of the PSUs granted during the years ended December 31, 2017 and 2016 using a Monte Carlo simulation with the following assumptions:

	2017	2016
Risk-free interest rate	1.17%	0.52%
Expected volatility	46.47%	43.30%

Schedule of stock plan activity

Number of units
Outstanding at December 31, 2015	928,874
Granted	171,980
Redeemed	(158,917)
Outstanding at December 31, 2016	941,937
Granted	114,895
Redeemed	(65,249)
Outstanding at December 31, 2017	991,583

Liability classified restricted share unit plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of restricted share unit plan activity	Liability classified restricted share unit plan

Number of units
Outstanding at December 31, 2015	290,790
Vested	(290,790)
Outstanding at December 31, 2016 and 2017	—

Equity classified restricted share unit plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of restricted share unit plan activity
Equity classified restricted share unit plan

	Number of units	Weighted average exercise price $ per share
Outstanding at December 31, 2015	774,156	4.45
Granted	501,523	3.78
Vested	(87,580)	3.51
Forfeited	(64,124)	3.50
Outstanding at December 31, 2016	1,123,975	4.20
Granted	355,292	6.02
Vested	(259,860)	6.24
Forfeited	(29,474)	4.00
Outstanding at December 31, 2017	1,189,933	4.22